Separate Accounts - Schedule of Separate Accounts Liability Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Separate Account, Liability [Roll Forward]
Beginning balance	$ 87,255	$ 111,592
Premiums and deposits	1,905	1,223
Policy charges	(1,407)	(1,374)
Surrenders and withdrawals	(6,859)	(5,311)
Benefit payments	(670)	(613)
Investment performance	10,465	(15,273)
Net transfers from (to) general account	(1,175)	(2,926)
Other	89,514	(63)
Ending balance	89,514	87,255
Cash surrender value	86,732	83,367
Variable Annuities
Separate Account, Liability [Roll Forward]
Beginning balance	26,149	34,985
Premiums and deposits	204	233
Policy charges	(417)	(451)
Surrenders and withdrawals	(3,111)	(3,081)
Benefit payments	(128)	(137)
Investment performance	4,313	(5,442)
Net transfers from (to) general account	9	51
Other		(9)
Ending balance	27,019	26,149
Cash surrender value	26,948	26,081
Corporate-Owned Life Insurance
Separate Account, Liability [Roll Forward]
Beginning balance	39,998	48,497
Premiums and deposits	287	277
Policy charges	(660)	(643)
Surrenders and withdrawals	(142)	(169)
Benefit payments	(381)	(345)
Investment performance	2,502	(4,926)
Net transfers from (to) general account	(1,177)	(2,693)
Other		0
Ending balance	40,427	39,998
Cash surrender value	37,731	36,192
Other
Separate Account, Liability [Roll Forward]
Beginning balance	21,108	28,110
Premiums and deposits	1,414	713
Policy charges	(330)	(280)
Surrenders and withdrawals	(3,606)	(2,061)
Benefit payments	(161)	(131)
Investment performance	3,650	(4,905)
Net transfers from (to) general account	(7)	(284)
Other		(54)
Ending balance	22,068	21,108
Cash surrender value	$ 22,053	$ 21,094